Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, and Putnam RetirementReady Maturity
Fund:

In planning and performing our audit of the financial statements of the funds listed in Appendix A (constituting Putnam Target Date Funds, hereafter collectively referred to as the Funds) as of and for the periods ended July 31, 2021 as listed in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form NCEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.
?






Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of July 31, 2021.

This report is intended solely for the information and use of the Trustees of Putnam Target Date Funds and the Securities and
Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2021










































Appendix A

Fund
Statement
of
operations
Statement of
changes in net
assets
Financial
highlights





Putnam RetirementReady
2060 Fund
For the
year ended
July 31,
2021
For the years
ended July 31,
2021 and 2020
For each of
the periods
indicated
therein

Putnam RetirementReady
2055 Fund




Putnam RetirementReady
2050 Fund







Putnam RetirementReady
2045 Fund







Putnam RetirementReady
2040 Fund







Putnam RetirementReady
2035 Fund







Putnam RetirementReady
2030 Fund







Putnam RetirementReady
2025 Fund







Putnam RetirementReady
Maturity Fund







Putnam RetirementReady
2065 Fund
For the period 1/4/2021 (commencement of operations) through July 31, 2021






1 of 1
1 of 1

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210
T: (617)530 5000, F: (617) 530 5001, www.pwc.com/us